Loans and Borrowings - MCSA and NX Gold Lines of Credit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 418,057	$ 59,250	$ 168,102
Repayments of borrowings	55,650	113,240
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 418,057	$ 59,250